Combined and Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total		Additional Paid-in Capital [Member]	Members' Deficit [Member]	Accumulated Deficit [Member]	Non-Controlling Interests [Member]	Common Class A [Member] Common Stock [Member]	Common Class V [Member] Common Stock [Member]	Recapitalization Transaction [Member]	Recapitalization Transaction [Member] Additional Paid-in Capital [Member]	Recapitalization Transaction [Member] Members' Deficit [Member]	Recapitalization Transaction [Member] Non-Controlling Interests [Member]	Recapitalization Transaction [Member] Common Class A [Member] Common Stock [Member]	Recapitalization Transaction [Member] Common Class V [Member] Common Stock [Member]
Balance at beginning of period at Dec. 31, 2019							$ 4,350
Balance at beginning of period at Dec. 31, 2019		$ (100,105)			$ (104,455)
Contributions		8,524			8,524
Net income(loss)		(24,266)			(24,248)		(18)
Balance at end of period at Dec. 31, 2020							4,332
Balance at end of period at Dec. 31, 2020		(115,847)			(120,179)
Contributions		227			227
Distributions		(2,639)			(2,639)
Net income(loss)		(23,411)	[1]		(23,427)		16
Balance at end of period at Sep. 30, 2021							4,348
Balance at end of period at Sep. 30, 2021		(141,670)			(146,018)
Balance at beginning of period at Dec. 31, 2020							4,332
Balance at beginning of period at Dec. 31, 2020		(115,847)			(120,179)
Contributions		227			227
Distributions		(2,711)			(2,711)
Net income(loss)		(33,077)			(33,093)		16
Balance at end of period at Dec. 31, 2021		(155,756)					4,348
Balance at end of period, shares at Dec. 31, 2021														7,582,668	3,154,473,292
Balance at end of period at Dec. 31, 2021		(151,408)			(155,756)		4,348			$ 5,640,352	$ 48,773	$ 184,528	$ 5,406,736	$ 315
Balance at beginning of period at Jun. 30, 2021							4,332
Balance at beginning of period at Jun. 30, 2021		(129,302)			(133,634)
Distributions		(2,109)			(2,109)
Net income(loss)		(10,259)			(10,275)		16
Balance at end of period at Sep. 30, 2021							4,348
Balance at end of period at Sep. 30, 2021		(141,670)			(146,018)
Balance at beginning of period at Dec. 31, 2021		(155,756)					4,348
Balance at beginning of period at Dec. 31, 2021		(151,408)			(155,756)		4,348			$ 5,640,352	$ 48,773	$ 184,528	$ 5,406,736	$ 315
Contributions		15			15
Distributions		(147)			(147)
Net loss prior to recapitalization transaction		(28,640)			$ (28,640)
Net income(loss)	[1]	(118,075)
Opening net assets of Lionheart II Holdings, LLC acquired		(21,786)				$ (21,786)
Adjustment for value of derivative on temporary equity		10,065		$ 10,065
Conversion of Warrants, shares								7,908,198
Conversion of Warrants		9,452		22,895			(13,444)	$ 1
Class A Issuances, shares								57,418,743	(5,753,080)
Class A Issuances		23,785		119,923			(96,144)	$ 6
Net loss		(89,435)				(1,751)	(87,684)
Balance at end of period at Sep. 30, 2022		178,441
Balance at end of period, shares at Sep. 30, 2022								72,909,609	3,148,720,212
Balance at end of period at Sep. 30, 2022		5,392,253		201,656		(23,537)	5,213,812	$ 7	$ 315
Balance at beginning of period, shares at Jun. 30, 2022								66,051,029	3,154,473,292
Balance at beginning of period at Jun. 30, 2022		5,416,354		187,269		(23,074)	5,251,837	$ 7	$ 315
Net income(loss)		(27,060)
Adjustment for value of derivative on temporary equity		1,062		1,062
Conversion of Warrants, shares								706,176
Conversion of Warrants		1,277		2,433			(1,156)
Class A Issuances, shares								6,152,404	(5,753,080)
Class A Issuances		620		10,892		(10,272)
Net loss		(27,060)				(463)	(26,597)
Balance at end of period at Sep. 30, 2022		178,441
Balance at end of period, shares at Sep. 30, 2022								72,909,609	3,148,720,212
Balance at end of period at Sep. 30, 2022		$ 5,392,253		$ 201,656		$ (23,537)	$ 5,213,812	$ 7	$ 315

[1]	Balances include related party transactions. See Note 13, Related Party, for further details.